Significant Assets and Liabilities Denominated in Foreign Currencies	12 Months Ended
Dec. 31, 2017
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Significant Assets and Liabilities Denominated in Foreign Currencies

39. SIGNIFICANT ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES

The following information was aggregated by the foreign currencies other than functional currencies of the group entities and the exchange rates between foreign currencies and respective functional currencies were disclosed. The significant financial assets and financial liabilities denominated in foreign currencies were as follows:

	Foreign Currencies (In Thousand)	Exchange Rate	Carrying Amount (In Thousand)

December 31, 2016

Monetary financial assets
US$	$3,106,557	US$1=NT$32.25	$100,186,466
US$	1,020,769	US$1=CNY6.9370	32,919,814
JPY	4,976,309	JPY1=NT$0.2756	1,371,471
JPY	9,277,760	JPY1=US$0.0085	2,556,951

Monetary financial liabilities
US$	3,013,288	US$1=NT$32.25	97,178,536
US$	891,487	US$1=CNY6.9370	28,750,462
JPY	5,881,716	JPY1=NT$0.2756	1,621,001
JPY	9,543,756	JPY1=US$0.0085	2,630,259

December 31, 2017

Monetary financial assets
US$	3,065,296	US$1=NT$29.76	91,223,195
US$	1,193,369	US$1=CNY6.5342	35,514,653
JPY	5,005,435	JPY1=NT$0.2642	1,322,436
JPY	8,113,284	JPY1=US$0.0089	2,143,530

(continued)

	Foreign Currencies (In Thousand)	Exchange Rate	Carrying Amount (In Thousand)

Monetary financial liabilities
US$	$2,902,995	US$1=NT$29.76	$86,393,137
US$	1,007,629	US$1=CNY6.5342	29,987,042
JPY	5,415,677	JPY1=NT$0.2642	1,430,822
JPY	8,598,832	JPY1=US$0.0089	2,271,811

(concluded)

The significant realized and unrealized foreign exchange gain (loss) were as follows:

	For the Year Ended December 31
	2015		2016		2017
Functional Currencies	Exchange Rate	Net Foreign Exchange Gain (Loss)	Exchange Rate	Net Foreign Exchange Gain (Loss)	Exchange Rate	Net Foreign Exchange Gain
		NT$		NT$		NT$	US$ (Note 4)

NT$		$(695,510)		$1,494,044		$4,130,243	$139,347
US$	US$1=NT$32.825	136,795	US$1=NT$32.25	203,258	US$1=NT$29.76	(244,802)	(8,259)
CNY	CNY1=NT$5.0550	(271,358)	CNY1=NT$4.649	224,393	CNY1=NT$4.5545	(337,630)	(11,391)

		$(830,073)		$1,921,695		$3,547,811	$119,697